OTHER ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other accounts receivables [abstract]
Disclosure of detailed information about other receivables

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2021 and 2020:

		December 31,		December 31,
	Reference	2021		2020

Contract assets	12.1	Ps.	13,088,483	Ps.	9,731,409
Other accounts receivable	12.2		6,321,524		5,607,985
Total other accounts receivable			19,410,007		15,339,394
Loss allowance	4.1.5		(382,802)		(343,057)
Total other accounts receivable, net		Ps.	19,027,205	Ps.	14,996,337

Disclosure of detailed information about contract assets

The following table provides information about assets from contracts with customers as of December 31, 2021 and 2020:

Contract assets	December 31, 2021		December 31, 2020

Financial assets in concession arrangements rights at fair value (1)	Ps.	3,228,480	Ps.	2,958,385
Financial assets in concession arrangements rights at amortized cost (1)		9,860,003		6,773,024
Gross balance of other accounts receivable	Ps.	13,088,483	Ps.	9,731,409
Loss allowance (2)		(6,951)		(3,901)
Total contract assets	Ps.	13,081,532	Ps.	9,727,508
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations simplified approach and general approach loss allowance on note 4.1.5.

Schedule of other accounts receivable measured at amortized cost, except

The detailed information of other accounts receivable measured at amortized cost, except for prepaid expenses, as of December 31, 2021 and 2020 is as follows:

Other accounts receivable	December 31, 2021		December 31, 2020
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,289,944	Ps.	1,235,009
Debtors		929,253		1,040,941
Credit card compensations and network compensation		1,130,931		853,416
Payment in advance		765,561		590,390
Government		524,250		465,621
Conditional contributions		379,791		293,300
Taxes		57,581		52,367
Others		1,244,213		1,076,941
Gross balance of other accounts receivable	Ps.	6,321,524	Ps.	5,607,985
Loss allowance		(375,851)		(339,156)
Other accounts receivable, net	Ps.	5,945,673	Ps.	5,268,829